As filed with the U.S. Securities and Exchange Commission on November 30, 2017

Securities Act File No. 333-218068

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

Legg Mason Partners Institutional Trust

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, New York, New York 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Institutional Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Roger P. Joseph, Esq.

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

Title of Securities Being Registered: Institutional Shares of Western Asset Institutional Liquid Reserves

The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

PART C:

OTHER INFORMATION

Item 15. Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Article IX of the Registrant’s Declaration of Trust, which is incorporated herein by reference.

Reference is hereby made to paragraph 10 of the Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”).

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 16. Exhibits

Unless otherwise noted, all referenced are to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) (File Nos. 33-49552 and 811-6740).

(1)	(a)	The Registrant’s Declaration of Trust dated as of October 2, 2006, as amended and restated as of November 8, 2016 (the “Declaration of Trust”) is incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the “SEC”) on December 15, 2016 (“Post-Effective Amendment No. 123”).

(2)	The Registrant’s Bylaws as amended and restated as of August 18, 2011 are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the “SEC”) on September 21, 2011 (“Post-Effective Amendment No. 69”).

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization is included in Part A to the Registration Statement on Form N-14.

(5)	Not Applicable.

(6)	(a)	Management Agreement between the Registrant, on behalf of Western Asset Institutional Liquid Reserves (formerly, Western Asset / Citi Institutional Liquid Reserves and before that, Citi Institutional Liquid Reserves), and LMPFA dated April 13, 2007 and amended August 29, 2016 is incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 19, 2016 (“Post-Effective Amendment No. 115”).

	(b)	Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Institutional Liquid Reserves (formerly, Western Asset / Citi Institutional Liquid Reserves and before that, Citi Institutional Cash Reserves), dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(7)		Distribution Agreement between the Registrant and LMIS, on behalf of Western Asset Institutional Liquid Reserves, dated August 10, 2010, as amended as of November 5, 2012, is incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 13, 2012 (“Post-Effective Amendment No. 81”).

(8)	(a)	Retirement Plan of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on October 31, 2005 (“Post-Effective Amendment No. 30”).

	(b)	Form of Amendment to the Amended and Restated Trustee Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 28, 2006 (“Post-Effective Amendment No. 36”).

(9)	(a)	Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) as custodian dated October 5, 2012 is incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 20, 2012 (“Post-Effective Amendment No. 79”).

	(b)	Fund Accounting Services Agreement with State Street dated October 5, 2012 is incorporated herein by reference to Post-Effective Amendment No. 79.

(10)	N/A

(11)	Opinion and Consent of Venable LLP as to the legality of the securities is incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-218068) as filed on June 21, 2017.

(12)	Opinion of Morgan, Lewis & Bockius LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Information Statement is filed herewith.

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm is incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-218068) as filed on June 21, 2017.

(15)	Not Applicable.

(16)	Powers of Attorney are incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-218068) as filed on May 18, 2017.

(17)	(a)	Prospectus of Institutional Shares of Western Asset Institutional Cash Reserves and Western Asset Institutional Liquid Reserves dated December 28, 2016 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-218068) as filed on May 18, 2017.

	(b)	SAI of Institutional Shares of Western Asset Institutional Cash Reserves and Western Asset Institutional Liquid Reserves dated December 28, 2016 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-218068) as filed on May 18, 2017.

	(c)	Audited Financial Statements of the Annual Report of Western Asset Institutional Cash Reserves for the fiscal year ended August 31, 2016 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-218068) as filed on May 18, 2017.

	(d)	Audited Financial Statements of the Annual Report of Western Asset Institutional Liquid Reserves for the fiscal year ended August 31, 2016 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-218068) as filed on May 18, 2017.

	(e)	Unaudited Financial Statements of the Semi-Annual Report of Western Asset Institutional Cash Reserves for the fiscal period ended February 28, 2017 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-218068) as filed on May 18, 2017.

	(f)	Unaudited Financial Statements of the Semi-Annual Report of Western Liquid Reserves for the fiscal period ended February 28, 2017 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-218068) as filed on May 18, 2017.

	(g)	Transfer Agency and Services Agreement with Boston Financial Data Services, Inc. (“BFDS”), dated as of September 1, 2014 is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 19, 2014 (“Post-Effective Amendment No. 95”).

	(h)	Amendment to Transfer Agency and Services Agreement with BFDS, dated August 4, 2016, is incorporated herein incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 19, 2016 (“Post-Effective Amendment No. 115”).

	(i)	Schedule A to Transfer Agency and Services Agreement with BFDS, is incorporated herein by reference to Post-Effective Amendment No. 95.

	(j)	Service Mark Licensing Agreement between Citigroup, Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 30, 2005 (“Post-Effective Amendment No. 31”).

	(k)	Code of Ethics of Legg Mason & Co., LLC dated as of March 10, 2011 (adopted by LMPFA and LMIS) is incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 13, 2011 (“Post-Effective Amendment No. 71”).

(l)	Code of Ethics of WAM dated November 1, 2013 is incorporated herein by reference to Pre-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 20, 2014 (“Pre-Effective Amendment No. 99”).

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Registrant, Legg Mason Partners Institutional Trust, hereby certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 30th day of November, 2017.

LEGG MASON PARTNERS INSTITUTIONAL TRUST, on behalf of its series:

Western Asset Institutional Liquid Reserves

By:	/s/ Jane Trust
Jane Trust
President and Chief Executive Officer

As required by the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Jane Trust Jane Trust	President, Chief Executive Officer and Trustee	November 30, 2017

/s/ Richard F. Sennett Richard F. Sennett	Principal Financial Officer	November 30, 2017

/s/ Elliott J. Berv* Elliott J. Berv	Trustee	November 30, 2017

/s/ Jane F. Dasher* Jane F. Dasher	Trustee	November 30, 2017

/s/ Mark T. Finn* Mark T. Finn	Trustee	November 30, 2017

/s/ Stephen R. Gross* Stephen R. Gross	Trustee	November 30, 2017

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee	November 30, 2017

/s/ Diana R. Harrington* Diana R. Harrington	Trustee	November 30, 2017

/s/ Susan M. Heilbron* Susan M. Heilbron	Trustee	November 30, 2017

/s/ Susan B. Kerley* Susan B. Kerley	Trustee	November 30, 2017

/s/ Alan G. Merten* Alan G. Merten	Trustee	November 30, 2017

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee	November 30, 2017

*By:	/s/ Jane Trust
Jane Trust

*	Attorney-in-Fact, pursuant to Power of Attorney.

SIGNATURES

Master Portfolio Trust has duly caused this this Post-Effective Amendment to the Registration Statement on Form N-14 of Legg Mason Partners Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 30th day of November, 2017.

MASTER PORTFOLIO TRUST, on behalf of its series:

Liquid Reserves Portfolio

By:	/s/ Jane Trust
Jane Trust
President and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Jane Trust Jane Trust	President, Chief Executive Officer and Trustee	November 30, 2017

/s/ Richard F. Sennett Richard F. Sennett	Principal Financial Officer	November 30, 2017

/s/ Elliott J. Berv* Elliott J. Berv	Trustee	November 30, 2017

/s/ Jane F. Dasher* Jane F. Dasher	Trustee	November 30, 2017

/s/ Mark T. Finn* Mark T. Finn	Trustee	November , 2015

/s/ Stephen R. Gross* Stephen R. Gross	Trustee	November 30, 2017

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee	November 30, 2017

/s/ Diana R. Harrington* Diana R. Harrington	Trustee	November 30, 2017

/s/ Susan M. Heilbron* Susan M. Heilbron	Trustee	November 30, 2017

/s/ Susan B. Kerley* Susan B. Kerley	Trustee	November 30, 2017

/s/ Alan G. Merten* Alan G. Merten	Trustee	November 30, 2017

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee	November 30, 2017

*By:	/s/ Jane Trust
Jane Trust

*	Attorney-in-Fact, pursuant to Power of Attorney.

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS

(12)	Opinion of Morgan, Lewis & Bockius LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Information Statement